Cover	Feb. 22, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 22, 2021
Entity Registrant Name	MID PENN BANCORP, INC.
Entity Central Index Key	0000879635
Entity Emerging Growth Company	false
Entity File Number	1-13677
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	25-1666413
Entity Address, Address Line One	349 Union Street
Entity Address, City or Town	Millersburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17061
City Area Code	1.866
Local Phone Number	642.7736
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value per share
Trading Symbol	MPB
Security Exchange Name	NASDAQ